Summary of Significant Accounting Policies - Schedule of Employee Stock Purchase Plan Assumptions (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.48%
Expected term	5 years
Risk free interest rate	1.75%
Share price (in USD per share)	$ 4.69
Employee Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	74.32%
Expected term	6 years
Risk free interest rate	4.24%
Share price (in USD per share)	$ 5.25